CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation	$ 1,113,828	$ 2,240,512	$ 3,068,213
General and Administrative
Share-based Compensation	977,519	1,829,364	2,739,892
Product Development
Share-based Compensation	62,298	191,708	216,374
Selling and Marketing
Share-based Compensation	$ 74,011	$ 219,440	$ 111,947